Trading derivatives	12 Months Ended
Dec. 31, 2022
Derivatives [Abstract]
Trading derivatives	Trading derivatives
The detail of the notional amounts and the market values of the trading derivatives held by the Group in 2022, 2021 and 2020 is as follows:

EUR million
	2022		2021		2020
	Notional amount	Market value	Notional amount	Market value	Notional amount	Market value
Trading derivatives
Interest rate risk
Forward rate agreements	100,579	22	147,603	(11)	515,889	—
Interest rate swaps	4,844,043	2,387	3,920,945	1,931	3,789,169	3,638
Options, futures and other derivatives	495,994	(1,261)	508,723	(228)	698,500	(891)
Credit risk
Credit default swaps	16,185	(6)	13,571	436	12,378	(133)
Foreign currency risk
Foreign currency purchases and sales	384,024	423	329,781	(664)	304,280	(45)
Foreign currency options	54,967	150	49,680	(114)	45,074	(7)
Currency swaps	496,441	(245)	430,644	(1,293)	394,178	(814)
Securities and commodities derivatives and other	71,237	641	69,850	669	70,861	920
Total	6,463,470	2,111	5,470,797	726	5,830,329	2,668